Summary of Significant Accounting Policies (Details Narrative) - USD ($)						1 Months Ended		3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 25, 2025	Dec. 03, 2024	Nov. 28, 2023	Mar. 06, 2023	Aug. 16, 2022	Dec. 31, 2024	Mar. 31, 2023	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 24, 2025	Oct. 31, 2023	Oct. 04, 2023	Sep. 09, 2023	Dec. 09, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Effective tax rate								(0.82%)	0.00%	(354.98%)			0.00%	(38.78%)	(32.48%)	28.61%
Effective statutory tax rate					1.00%			21.00%	21.00%	21.00%			21.00%	21.00%	21.00%	21.00%
Unrecognized tax benefits						$ 0		$ 0	$ 0				$ 0		$ 0
Taxes payable						$ 479,279		$ 515,293	$ 479,279				$ 515,293		$ 479,279	$ 529,505
Taxes payable current and noncurrent																$ 239,374
Exercised common stock, shares		2,285,056	2,180,738	6,756,695		2,285,056	6,756,695
Common stock redemption amount							$ 69,920,000
Shares issued price per share		$ 11.77	$ 10.82	$ 10.35		$ 11.77									$ 11.77
Aggregate amount		$ 26,890,000	$ 23,600,000			$ 26,890,000
Temporary equity, redemption price per share						$ 11.62		$ 12.78	$ 12.20				$ 12.78		$ 11.62	$ 10.90
Trust account balance								$ 1,400,000					$ 1,400,000
Excise tax description									Any amount of such Excise Tax not paid in full, will be subject to additional interest and penalties which are currently estimated at 10% interest per annum and a 5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full.				Any amount of such Excise Tax not paid in full, will be subject to additional interest and penalties which are currently estimated at 10% interest per annum and a 5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full. As such, the Company has recorded a 1% Excise Tax liability in the amounts of $1,631,756 and $1,313,485, including interest and penalty of $401,466 and $109,368, respectively, on the consolidated balance sheets as of September 30, 2025 and December 31, 2024. The liability for the excise tax does not impact the unaudited condensed consolidated statements of operations and is offset against additional paid-in capital or accumulated deficit if additional paid-in capital is not available.		Any amount of such Excise Tax not paid in full, will be subject to additional interest and penalties which are currently estimated at 10% interest per annum and a 5% underpayment penalty per month or portion of a month up to 25% of the total liability for any amount that is unpaid from November 1, 2024 until paid in full.
Excise interest								30,772	$ 23,380				$ 84,590		$ 15,847
Excise penalties									$ 140,282					$ 207,508	$ 93,521
Temporary equity, shares redemption						277,511		72,601	277,511				72,601		277,511	2,562,567
Redeemable noncontrolling interest equity common redemption value			$ 23,600,000	$ 69,920,000
Common stock exercised, shares						3,445,000		3,445,000	3,445,000				3,445,000		3,445,000	3,445,000
Warrant price per share						$ 9.50		$ 9.50	$ 9.50				$ 9.50		$ 9.50
Asset, Held-in-Trust						$ 3,270,000			$ 3,560,000						$ 3,270,000			$ 130,000	$ 130,000	$ 130,000
Excise tax liability						1.00%			1.00%						1.00%
Excise tax liability, value						$ 1,313,485		$ 1,631,756	$ 1,477,147				$ 1,631,756		$ 1,313,485	$ 935,214
Penalties and interest						$ 109,368			163,662						109,368
Interest and penalties								$ 56,769	$ 163,662		$ 2,356		$ 354,108	$ 2,356	$ 121,630	$ 11,888
Extension Amendment [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued price per share						$ 11.77									$ 11.77
Public Warrants And Private Placement Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants to purchase stock																					7,242,000
Warrant price per share																					$ 10.00
Antidilutive securities								319,407	289,759		7,242,000		319,407		7,242,000	7,242,000
June 2025 Special Meeting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercised common stock, shares	2,617,281											204,910	204,910
Temporary equity, redemption price per share	$ 12.77							$ 12.77				$ 12.77	$ 12.77				$ 12.66
Common stock exercised, value												$ 2,600,000	$ 2,600,000
Common stock exercised, shares												72,601
Redeeming shareholders paid	$ 2,594,214
Recovery amount	$ 23,067
Recovery per share amount	$ 0.11
December 2024 Special Meeting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercised common stock, shares															2,285,056
Temporary equity, redemption price per share						$ 11.77									$ 11.77
Common stock exercised, value															$ 26,890,000
Asset, Held-in-Trust						$ 3,270,000									3,270,000
December 2024 Extension Overpayment Amount [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Redemption overpaid													$ 563,108		$ 397,214
December 2024 Extension Overpayment Amount [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued price per share						$ 0.25									$ 0.25
Temporary equity, redemption price per share						$ 11.52									$ 11.52